EMPLOYEE BENEFIT LIABILITIES - Summary of Employee Benefit Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Pension-defined benefit plans, current	$ 1,514	$ 1,120
Long service leave, current	664	719
Employee benefit liabilities, current	2,178	1,839
Pension-defined benefit plans, non-current	5,784	5,891
Long service leave, non-current	124	106
Employee benefit liabilities, non-current	5,908	5,997
Pension-defined benefit plans	7,298	7,011
Long service leave	788	825
Employee benefit liabilities	$ 8,086	$ 7,836